Warrant Liabilities - Schedule of Derivative Financial Liabilities Changes in Fair Value (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Series A [Member]
Schedule of Derivative Financial Liabilities Changes in Fair Value [Line Items]
Total Issued	2,200,000	2,200,000
Total Exercise	1,246,992	1,246,992
Total Written off	(953,008)
Total Remaining		953,008
Series B [Member]
Schedule of Derivative Financial Liabilities Changes in Fair Value [Line Items]
Total Issued	2,200,000	2,200,000
Total Exercise	1,271,992	1,271,992
Total Written off	(928,008)
Total Remaining		928,008
Existing listing warrant [Member]
Schedule of Derivative Financial Liabilities Changes in Fair Value [Line Items]
Total Issued	250,000	250,000
Total Exercise	229,453	229,453
Total Written off	(20,547)
Total Remaining		20,547
Alumni Capital – Convertible notes detachable warrant [Member]
Schedule of Derivative Financial Liabilities Changes in Fair Value [Line Items]
Total Issued	2,100,000
Total Exercise
Total Written off
Total Remaining	2,100,000
Alumni Capital – ELOC detachable warrant [Member]
Schedule of Derivative Financial Liabilities Changes in Fair Value [Line Items]
Total Issued	20,250,000
Total Exercise	18,569,495
Total Written off
Total Remaining	1,680,505